Revisions to Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Schedule of Prior Period Adjustments

Statement of cash flows data	Year ended December 31,
	2011
	As Previously Reported	Correction	As Presented Herein
Cash provided by operating activities	$27,751	$156	$27,907
Cash used in investing activities	(29,644)	(156)	(29,800)

	Year ended December 31,
	2011			2010
Statement of operations data	As Previously Reported	Correction	As presented Herein	As Previously Reported	Correction	As presented Herein
Revenues	$378,154	$(165)	$377,989	$407,704	$36	$407,740
Cost of revenues	178,500	(208)	178,292	193,860	(18)	193,842
Selling, general and administrative	132,460	537	132,997	148,917	328	149,245
Depreciation and amortization	39,653	(145)	39,508	44,085	(147)	43,938
Total operating expenses	350,613	184	350,797	386,862	163	387,025
Income from operations	27,541	(349)	27,192	20,842	(127)	20,715
Loss before provision for income taxes	(10,508)	(349)	(10,857)	(17,464)	(127)	(17,591)
Net loss	$(11,855)	$(349)	$(12,204)	$(18,752)	$(127)	$(18,879)

	December 31, 2009
Stockholders’ equity data	As Previously Reported	Correction	As Presented Herein
Accumulated deficit	$(219,836)	$(4,007)	$(223,843)
Total stockholders’ equity	(79,146)	(4,007)	(83,153)

	December 31, 2011
Balance sheet data	As Previously Reported	Correction	As presented Herein
Accounts receivable	$33,132	$123	$33,255
Other current assets	9,877	(163)	9,714
Total current assets	81,896	(40)	81,856
Property and equipment	80,593	(105)	80,488
Total assets	276,733	(145)	276,588
Deferred revenues	8,045	3,010	11,055
Accrued expenses and other current liabilities	29,055	576	29,631
Total current liabilities	372,929	3,586	376,515
Deferred rent payable	3,775	752	4,527
Total liabilities	386,427	4,338	390,765
Accumulated deficit	(250,443)	(4,483)	(254,926)
Total liabilities and equity	$276,733	$(145)	$276,588